Property, Plant, and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Disclosure Property Plant And Equipment [Abstract]
Land and land improvements	$ 28,985	$ 37,101
Building and leasehold improvements	153,769	188,201
Machinery, equipment, and other	1,278,427	1,330,275
Construction-in-progress	11,017	31,955
Property, plant, and equipment, gross	1,472,198	1,587,532
Accumulated depreciation	(679,167)	(652,833)
Property, plant, and equipment, net	$ 793,031	$ 934,699